Biological assets (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Biological assets
Biological assets	$ 29,506,036	$ 29,199,895
Less: accumulated depreciation	(1,318,516)	(844,306)
Biological assets, net	$ 28,187,520	$ 28,355,589